Significant Agreements (Details) - USD ($) $ in Thousands			1 Months Ended						12 Months Ended
	Oct. 29, 2014	Jan. 31, 2014	Dec. 31, 2014	Oct. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Aug. 31, 2012	Dec. 31, 2014	Mar. 31, 2015
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Deferred revenue recognition period					48 months		70 months	6 months
Other receivable due from R-Pharm			$ 226			$ 0			$ 226	$ 420
Collaborative Arrangement | R-Pharm Collaboration Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Proceeds from Collaborators							$ 1,500
Milestone payment for first product registration							3,000
Sales based payments							$ 15,000
Deferred revenue recognition period							70 months
Other receivable due from R-Pharm			$ 226						226
Licensing Agreement | Elanco Licensing Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Proceeds from Collaborators						500
Sales based payments						15,000
Deferred revenue recognition period		4 years
Annual service fee, first term						$ 2,750
Annual service fee, period of first term						2 years
Annual service fee, second term						$ 3,000
Annual service fee, period of second term						2 years
Development milestone payment for each compound developed						$ 1,500
Development milestone payment for first regulatory approved product						2,000
Licensing Agreement | Waterstone Licensing Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment for first product registration				$ 4,000
Option exercise period	18 months
Upfront payment				1,000
Additional upfront payment				$ 500
Licenses Revenue									1,000
Licensing Agreement | UNITED STATES | Elanco Licensing Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Sales based payments						4,000
Licensing Agreement | European Union | Elanco Licensing Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Sales based payments						$ 1,500
Merial [Member] | Investor [Member] | Merial Research Services Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Term of contract to perform research for others			2 years
Compensation receivable from research for others			$ 7,900						$ 7,900
Term of contract to perform research for others, option to extend			1 year